Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Net Sales for New and Used Systems
Net system sales for new and used systems were as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
New systems	10,160.8	13,446.1	15,152.3
Used systems	155.8	206.7	278.0
Net system sales	10,316.6	13,652.8	15,430.3

Net Sales and Long-lived Assets by Geographic Region	Total net sales and long-lived assets by geographic region were as follows:

Year ended December 31 (€, in millions)	Total net sales	Long-lived assets
2022
Japan	1,008.6	7.9
South Korea	6,045.6	85.4
Singapore	475.5	5.5
Taiwan	8,095.5	216.3
China	2,916.0	40.8
Rest of Asia	7.2	0.2
Netherlands	9.2	2,748.5
EMEA	624.5	228.5
United States	1,991.3	803.8
Total	21,173.4	4,136.9

Year ended December 31 (€, in millions)	Total net sales	Long-lived assets

2021
Japan	459.3	5.5
South Korea	6,223.0	61.2
Singapore	126.2	7.3
Taiwan	7,327.9	163.6
China	2,740.8	17.0
Rest of Asia	1.8	0.2
Netherlands	14.2	2,048.1
EMEA	134.6	124.0
United States	1,583.2	555.8
Total	18,611.0	2,982.7

2020
Japan	542.8	8.3
South Korea	4,151.6	34.1
Singapore	84.9	2.1
Taiwan	4,731.3	164.3
China	2,324.4	17.8
Rest of Asia	1.6	0.4
Netherlands	1.6	1,625.2
EMEA	483.3	129.2
United States	1,657.0	488.9
Total	13,978.5	2,470.3